SCHEDULE OF COMPONENTS OF CAPITAL (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 3,019,069	$ 9,229,845	$ 14,941,775	$ 6,872,894
Shareholders' equity	$ 221,823,499